(LOSS) EARNING PER SHARE	12 Months Ended
Dec. 31, 2024
(LOSS) EARNING PER SHARE
(LOSS) EARNING PER SHARE

24.   (LOSS) EARNING PER SHARE

Basic and diluted (loss) earning per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net (loss) income	(761,994)	(2,597,169)	248,423
Net income attributable to noncontrolling interest	(13,958)	(46,667)	(65,223)
Net income attributable to convertible note holders based on their participating rights	—	—	(15,078)
Net (loss) income attributable to the Company	(775,952)	(2,643,836)	168,122
Adjusted net (loss) income attributable to ordinary shareholders - Basic	(775,952)	(2,643,836)	168,122
Reversal of net income attributable to convertible promissory notes	—	—	15,078
Adjust for changes in the fair value of financial instruments	—	—	80,880
Adjust for gain on debt extinguishment	—	—	(246,175)
Adjusted interest for convertible promissory notes	—	—	22,723
Adjusted net (loss) income attributable to ordinary shareholders -Diluted	(775,952)	(2,643,836)	40,628

Denominator:
Weighted average number of shares outstanding—basic	886,817,620	901,143,138	1,593,594,519
Weighted average number of shares outstanding—diluted	886,817,620	901,143,138	1,742,346,367
(Loss) earning per share—basic:	(0.87)	(2.93)	0.11
(Loss) earning per share—diluted:	(0.87)	(2.93)	0.02

Securities that could potentially dilute basic (loss) earning per share in the future that were not included in the computation of diluted (loss) earning per share because to do so would have been antidilutive as of December 31, 2022, 2023 and 2024 were as follow:

	As of December 31,
	2022	2023	2024

Share options	288,339	258,986	—
RSUs	28,151	2,483,079	—
2025 Convertible Notes	34,000,000	—	—
2026 Convertible Notes	66,086,640	66,086,640	—
2027 Convertible Notes	136,363,636	136,363,636	—